Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Payable [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2019				$ 2,721	$ 2,186,651	$ 25,000	$ (3,219,768)	$ (103,537)	$ (1,108,933)
Balance, shares at Dec. 31, 2019				27,208,356
Imputed interest					3,345				3,345
Reclassification of derivative liabilities due to note conversion					907,551				907,551
Issuance of Series B preferred shares for investment		$ 50			605,438				605,438
Issuance of Series B preferred shares for investment, shares		500,000
Issuance of common shares under private placement				$ 13	71,487	(25,000)			46,500
Issuance of common shares under private placement, shares				131,250
Cancellation of treasury stock				$ (165)	(99,478)			99,643
Cancellation of treasury stock, shares				(1,650,000)
Issuance of common shares for note settlement				$ 1,892	2,632,227				2,634,119
Issuance of common shares for note settlement, shares				18,916,774
Issuance of shares for services - related parties				$ 600	1,559,400				1,560,000
Issuance of shares for services - related parties, shares	1			6,000,000
Issuance of shares for services				$ 238	1,300,575				1,300,813
Issuance of shares for services, shares				2,377,142
Issuance of common shares for Series B preferred shares conversion		$ (50)		$ 208	(158)				50
Issuance of common shares for Series B preferred shares conversion, shares		(500,000)		2,083,333
Net income (Loss)							(7,339,890)		(7,339,890)
Balance at Dec. 31, 2020				$ 5,507	9,167,038		(10,559,658)	(3,894)	(1,391,007)
Balance, shares at Dec. 31, 2020	1			55,066,855
Imputed interest					1,979				1,979
Reclassification of derivative liabilities due to note conversion					1,116,122				1,116,122
Issuance of common shares under private placement				$ 20	99,980				100,000
Issuance of common shares under private placement, shares			500,000	200,000
Issuance of shares for services - related parties				$ 650	2,510,000				2,510,650
Issuance of shares for services - related parties, shares				6,500,000
Issuance of shares for services				$ 736	1,823,471				1,824,207
Issuance of shares for services, shares				7,366,678
Net income (Loss)							(9,980,911)		(9,980,911)
Issuance of Series B preferred shares for In Process Research and Development		$ 50			601,802				601,852
Issuance of Series B preferred shares for In Process Research and Development, shares		500,000
Issuance of common shares for Series B preferred shares conversion		$ (50)		$ 206	(156)
Issuance of common shares for series B preferred shares conversion, shares		(500,000)		2,057,613
Issuance of common shares for note conversion and settlement				$ 1,255	1,227,216				1,228,471
Issuance of common shares for note conversion and settlement, shares				12,545,171
Issuance of common shares for debt settlement				$ 71	119,454				119,525
Issuance of common shares for debt settlement, shares				708,750
Balance at Dec. 31, 2021				$ 8,445	$ 16,666,906		$ (20,540,569)	$ (3,894)	$ (3,869,111)
Balance, shares at Dec. 31, 2021	1			84,445,067